Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 764,281	$ 105,399	¥ 266,427
Short-term investments	166,303	22,934	132,632
Accounts receivable, net	12,251	1,689	1,937
Prepayments and other current assets	136,681	18,851	115,560
Total current assets	1,108,632	152,888	563,950
Non-current assets:
Property and equipment, net	7,409	1,022	5,169
Operating lease right-of-use assets	84,009	11,585	23,917
Deferred tax assets	2,084	287
Other non-current assets	21,296	2,937	10,430
Total non-current assets	114,798	15,831	39,516
TOTAL ASSETS	1,223,430	168,719	603,466
Current liabilities:
Accounts payables (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB45,178 and RMB62,094 as of June 30, 2022 and 2023, respectively)	62,094	8,563	45,178
Accrued expenses and other current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB77,616 and RMB124,532 as of June 30,2022 and 2023, respectively)	171,160	23,604	108,592
Income tax payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB7,298 and RMB8,794 as of June 30, 2022 and 2023, respectively)	8,794	1,213	7,298
Contract liabilities, current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB384,729 and RMB517,213 as of June 30, 2022 and 2023, respectively)	517,213	71,327	384,729
Advance from customers (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB151,089 and RMB144,397 as of June 30, 2022 and 2023, respectively)	144,397	19,913	151,089
Operating lease liabilities, current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB14,875 and RMB21,425 as of June 30, 2022 and 2023, respectively)	41,092	5,667	16,331
Total current liabilities	944,750	130,287	713,217
Non-current liabilities:
Contract liabilities, non-current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB8,869 and RMB7 as of June 30, 2022 and 2023, respectively)	7	1	8,869
Operating lease liabilities, non-current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB6,522 and RMB23,786 as of June 30, 2022 and 2023, respectively)	52,840	7,287	6,566
Total non-current liabilities	52,847	7,288	15,435
TOTAL LIABILITIES	997,597	137,575	728,652
Commitments and contingencies
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			664,160
SHAREHOLDERS’ (DEFICIT)/EQUITY
Additional paid-in capital	1,171,092	161,501	69,934
Accumulated other comprehensive income	22,182	3,059	1,839
Accumulative deficit	(969,688)	(133,726)	(861,151)
TOTAL QUANTASING GROUP LIMITED SHAREHOLDERS’ (DEFICIT)/EQUITY	223,698	30,850	(789,346)
Non-controlling interests	2,135	294
TOTAL SHAREHOLDERS’ (DEFICIT)/EQUITY	225,833	31,144	(789,346)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY	1,223,430	168,719	603,466
Series A Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
Series convertible redeemable preferred shares			82,002
Series B Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
Series convertible redeemable preferred shares			94,833
Series B-1 Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
Series convertible redeemable preferred shares			33,612
Series C Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
Series convertible redeemable preferred shares			108,892
Series D Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
Series convertible redeemable preferred shares			104,156
Series E Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
Series convertible redeemable preferred shares			240,665
Class A Ordinary Shares
SHAREHOLDERS’ (DEFICIT)/EQUITY
Ordinary shares	78	11	3
Class B Ordinary Shares
SHAREHOLDERS’ (DEFICIT)/EQUITY
Ordinary shares	34	5	29
Related Party
Current assets:
Amounts due from related parties	¥ 29,116	$ 4,015	¥ 47,394